Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stock Warrants [Abstract]
Schedule Of Warrant Activity [Table Text Block]
		Weighted	Weighted
		average	average remaining
		exercise	contractual life
	Warrants	price	(in years)

Outstanding as of December 31, 2015	2,853,716	$19.14	2.37
Granted	107,100	$6.94	4.94
Exercised	–	$–
Cancelled or expired	(18,775)	$50.00
Outstanding as of March 31, 2016	2,942,041	$18.50	2.24

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2014	2,124,488	$24.50	3.27
Granted	825,095	$8.86	2.81
Exercised	-	-
Cancelled or expired	(95,867)	$50.00
Outstanding at December 31, 2015	2,853,716	$19.14	2.37

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table summarizes information about stock warrants as of March 31, 2016:

Warrants outstanding
			Weighted
		Weighted average	average
		Remaining contractual	exercise
Exercise price	Outstanding	Life (in years)	price
$5.00	65,500
$6.25	186,166
$8.25	300,000
$9.50	707,044
$10.00	41,600
$11.25	69,200
$12.50	90,021
$18.75	442,606
$20.00	56,600
$27.50	762,174
$28.00	10,550
$50.00	154,792
$55.00	3,933
$56.25	51,856
$5.00 – $56.25	2,942,041	2.24	$18.50

The following table summarizes information about stock warrants at December 31, 2015:

Warrants Outstanding
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$6.25	186,166
$8.25	300,000
$9.50	707,044
$11.25	69,200
$12.50	90,020
$18.75	442,606
$20.00	56,600
$27.50	762,174
$28.00	10,550
$50.00	173,567
$55.00	3,933
$56.25	51,856
$6.25 - $56.25	2,853,716	2.37	$19.25